Other operating income/expenses (Tables)	12 Months Ended
Dec. 31, 2019
Other operating income expenses [Abstract]
Other operating income
12.1	Other operating income

	2019	2018	2017
	€	€	€
Other operating income
Government grant income	6,413	6,406	6,563
Remeasurement of contingent - consideration, net	—	—	546
Gain on financial instruments	—	—	356
Others	4,002	2,448	4,749

	10,415	8,854	12,214

Other operating expenses
12.2	Other operating expenses

	2019	2018	2017
	€	€	€
Various taxes other than income tax	1,498	952	1,949
Accrued provision	906	612	1,015
Bad debt expenses	4,132	32,054	5,206
Remeasurement of contingent consideration, net	562	757	—
Others	885	1,280	1,162

	7,983	35,655	9,332